                                                                                                               Office of General Counsel

                                                                                                                                                Please Reply to:Timothy D. CrawfordAVP, Associate General Counsel
One Nationwide Plaza 01-34-201
Columbus, Ohio 43215
VIA EDGAR                                                                                                                         E-mail: crawfot1@nationwide.com
Tel: (614) 249-3398
Fax: (614) 249-0078

September 15, 2009

Ms. Rebecca A. Marquigny
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington, D.C.  20549-8629

Re:           Nationwide Life Insurance Company
Nationwide VLI Separate Account - 4
Pre-Effective Amendment No. 4 (N-6 Registration Statement, File No. 333-153343)

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account - 4 ("Variable Account"), we are filing this Pre-Effective Amendment No. 4 in response to your comments by telephone August 24, 2009 relating to the above-referenced Registration Statement.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

Responses to your comments appear below in the numerical sequence established at the time they were provided.

1.
In Summary: Fee Tables – The description in the "Transaction Fees" table with regard to Premium Load is confusing.  Specifically, references to Target Premium received are not clear.  The charge assessed is a percentage up to a "Target Premium" which is capped.   It is preferable to specify that is a percentage of Premium paid up to the Target Premium.   The same concept applies to Excess Premium.   The charge should be described as a percentage of Premium received in excess of Target Premium.  In addition, add a footnote with explanatory detail on the assessment of the Premium Load on Premium received that is to the Target Premium and Premium Load on amounts in excess of Target Premium.

Response

The fee table has been modified in accordance with this comment.  Rather than add an additional footnote, we have revised footnote no. 2 in accordance with your comment.  Please see item no. 2 below.

2.
In Summary:  Fee Tables Footnote No. 2 – The footnote implies that the Premium Load is transactional and also periodic.  Explain how annual Premium Load is determined.  If Premium exceeds Target Premium, is the Premium Load only deducted from the first payment?  Add narrative to the prospectus describing how Premium Load is assessed given the concept of a Consolidated Purchase and Block Purchases of policies.   Provide further explanation on how Target Premium differs by each policy issued.

Response

Footnote 2 has been revised as follows.

Premium Load is assessed each time a Premium is received.  The Premium Load charged will depend on whether the Target Premium for the year in which the Premium is received has been reached and the band assigned to the policy.  The amount of the Target Premium will differ for each policy issued because the Target Premium is dependent on the characteristics of the Insured and the amount of insurance coverage purchased under each policy.   The band assigned to the policy will determine the percentages applied to Target Premium and Premium paid in excess of Target Premium.  For example, if a policy has a Target Premium of $100,000, Premium of $10,000 is paid each month the first policy year, and the policy is part of a Block Purchase assigned to Band 2, then each of the first ten Premiums will be assessed a Premium Load of 5% or $500 on each $10,000 of Premium paid.  The last two Premiums in this example would be in excess of Target Premium and will be assessed a Premium Load of 3% or $300 on each of the last two $10,000 Premiums paid in the first policy year.  This example assumes current charges under the fee table are being assessed.  For additional explanation, please see the Premium Load subsection of the Policy and Rider Charges of this prospectus.

The first paragraph of the Premium Load subsection of the Policy and Rider Charges section of the prospectus has been modified into two paragraphs as follows.

We deduct a Premium Load from each Premium payment to partially reimburse us for sales expense and Premium taxes, and certain actual expenses, including acquisition costs.  The Variable Account Asset Charge is also designed to partially reimburse us for these expenses.  The Premium Load also provides revenue to compensate us for assuming risks associated with the Policy, and revenue that may be a profit to us.  The Premium Load is assessed as a percentage of the Premium received and is only assessed once at the time the Premium is received.

The first factor used in determining the Premium Load is the band that is assigned to the Policy.  A Block Purchase assigned to higher charge band will result in a lower Premium Load.  Different Block Purchases may be assigned to different charge bands based on the aggregate first-year Premium of the Consolidated Purchase when a Block Purchase is made.  So the percentage charge assigned to a Policy in a particular Block Purchase may differ from policies in other Block Purchases.  The other factors determining Premium Load are specific to each policy purchased and when premium in each policy is received.  These other factors include the policy year in which the premium is applied, the amount of Premium received in a policy year, and how the Premium is allocated between Target Premium and Excess Premium.  If the Policy Owner purchases term insurance coverage via the Supplemental Insurance Rider, Target Premium is generally reduced and, in turn, results in a lower Premium Load.

3.	In Summary: Fee Tables Footnote No. 5 – Please add that illustrations will show the charges assessed over time.

The following sentences have been added to footnote no. 5.

A Policy Owner may request illustrations of various scenarios showing the impact of charges on policy values over time.  A charge may be assessed for requested illustrations.  See the "Illustration Charge" subsection of the "Policy and Rider Charges" section of this prospectus.

4.
Valuation of Accumulation Units subsection of the Policy Investment Options section – Further clarify when transactions are priced.  Specifically, transactions received after the NYSE closes, which is normally 4:00 p.m., will be valued at the "price next determined" after the NYSE opens again.   Next determined price must be clearer than "as of" and "next valuation period."

The relevant portion of this subsection has been rewritten as follows.

We account for the value of the Policy Owner's interest in the Sub-Accounts by using Accumulation Units.  The number of Accumulation Units associated with a given Premium allocation is determined by dividing the dollar amount of Net Premium allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account.  The value of each Accumulation Unit varies daily based on the Investment Experience of the mutual fund in which the Sub-Account invests.  We use each mutual fund's Net Asset Value ("NAV") per share to calculate the daily Accumulation Unit value for the corresponding Sub-Account.  Note, however, that the Accumulation Unit value will not equal the mutual fund's NAV.  This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units.

Accumulation Units are priced as of the New York Stock Exchange's ("NYSE") close of business, normally 4:00 p.m. Eastern Time, on each day that it is open.  We will price Accumulation Units on any day that the NYSE is open for business.  Any transaction submitted on a day when the NYSE is closed or after it has closed for the day, will not be priced until the close of business on the next day that the NYSE is open for business.  Accordingly, we will not price Accumulation Units on these recognized holidays:

5.	The Generally subsection of the Policy Section – Modify the third sentence of the first paragraph to read "[t]his prospectus discloses all material provisions of the Policy.

This modification has been made to the prospectus.

6.
The Purchasing a Policy subsection of The Policy section – In the description of when Net Premium is allocated after the expiration of the right to examine period, synchronize the language to item no. 4 above.  Specifically, rather than describe valuation in terms of a next valuation period, describe the valuation as the "price next determined" after the NYSE opens again.

The sentence in this subsection describing the allocation of Net Premium has been rewritten as follows.

If a Policy is issued in a state that requires us to refund the Cash Value upon exercise of the free look provision, we will allocate all of the initial Net Premium, based on the allocation instructions in effect at that time, to the designated Sub-Accounts at the price next determined on a day the NYSE is open for business.

7.
Right to Cancel (Examination Right) subsection of The Policy Section – There is an inconsistency here. Modify inconsistency.   On the one hand you state that cancellation can occur upon receipt by the agent selling the policy or the Home Office of Nationwide.  However, Nationwide subsequently states that the policy cannot be cancelled without charge if it is not received by the Home Office before the free look period expires.  What about agent receipt?  Remove this sentence or modify it for consistency.

The sentence in question has been modified as follows.

If we do not receive the Policy at our Home Office, or the sales representative who sold the Policy has not received it, by the close of business on the date the free look period expires, then the Policy Owner will not be allowed to cancel the Policy free of charge.

8.
Cash Value subsection of The Policy section (also note the impact to Flat Extra, Base Specified Amount, Administrative Charge, Rider Specified Amount, and Supplemental Insurance Rider Cost of Insurance Charge).  Nationwide describes charges as being deducted from Cash Value.  Cash Value includes outstanding loan account balance, which would make loan balances larger.  If you do not deduct charges from the loan account balance, modify accordingly by specifying where the charge is being deducted.

The following modifications have been made to the prospectus.

First, the first sentence of the last paragraph of the Cash Value subsection of The Policy section has been revised as follows.

The Cash Value will be impacted by the monthly deductions which are deducted proportionally from the Policy's Sub-Account allocations and the fixed account.

The following sentence has been inserted in the first paragraph of the Policy and Rider Charges section of the prospectus.

We do not deduct Policy charges or rider charges from the Cash Value attributable to the Policy Loan Account.

The fourth paragraph of the Base Policy Cost of Insurance Charge subsection of the Policy and Rider Charges section of the prospectus has been modified as follows.

The Cost of Insurance Charge, including any Flat Extra we assess due to a Substandard Rating, will be deducted proportionally from the Policy's Sub-Account allocations and the fixed account.

With regard to the Base Specified Amount Charge, we believe your comment on that charge is already addressed based on the following sentence in second paragraph of the Base Specified Amount Charge subsection of the Policy and Rider Charges section of the prospectus.

The Base Specified Amount Charge will be deducted proportionally from a Policy's Sub-Account allocations and the fixed account.

With regard to the Administrative Charge, we believe your comment on that charge is already addressed based on the following second paragraph of the Administrative Charge subsection of the Policy and Rider Charges section of the prospectus.

The Administrative Charge will be deducted proportionally from the Policy's Sub-Account allocations and the fixed account.

With regard to the Rider Specified Amount Charge, we believe your comment on that charge is already addressed based on the following sentence appearing immediately above Rider Specified Amount Charge table located in the Policy Rider Charges subsection of the Policy and Rider Charges section the prospectus.

The Rider Specified Amount Charge will be deducted proportionally from a Policy's Sub-Account allocations and the fixed account.

With regard to the Supplemental Insurance Rider Cost of Insurance Charge, we believe your comment on that charge is already addressed based on the following sentence located in the second paragraph under the sub-heading Supplemental Insurance Rider Cost of Insurance Charge within the Policy and Rider Charges subsection of the Policy and Rider Charges section of the prospectus.

The Supplemental Insurance Rider Cost of Insurance Charge will be deducted proportionally from a Policy's Sub-Account allocations and the fixed account.

9.	The Enhancement Benefit subsection of The Policy section – In the first paragraph, third sentence, there appears to be a typographical error.

We have reviewed the sentence and corrected it accordingly.

10.
The Change of Insured Rider subsection of the Policy Riders section – In the second paragraph modifications to benefits and charges are described based on the underwriting characteristics and classifications of the new insured.  While certain charges get modified based on the new insured, what benefits get changed when you also state that Total Specified Amount will not change if the rider is invoked?

After examining this comment we concluded that benefits really do not change upon invoking the change of insured rider unless the Total Specified Amount needs to be modified under the limited circumstances described in this subsection of the prospectus.   Therefore we are comfortable modifying the second paragraph of the Change of Insured Rider subsection of the Policy Riders section has been modified as follows.

If this Rider is invoked, the costs under the Policy after the change will be based on the underwriting classification and characteristics of the new Insured.  However, it will have no impact on the Policy’s Total Specified Amount, except as described below.  The band assigned to the Policy will not change if this Rider is invoked.

11.
The Banded Charges and How We Assign a Band to the Policy subsection of the Policy and Rider Charges subsection – Some basic concepts need further description.  Particularly, an additional paragraph between the second and third paragraphs would be helpful.  Start with an explanation of first year premium assumptions used to determine policy band assignment.  Plain English the last sentence of the third paragraph.  With the fourth paragraph, show an example of a situation where the first year premium exceeded the Section 7702 limit.

The following paragraph has been added between the second and third paragraphs.

On each new Block Purchase, we make certain assumptions about how much aggregate first-year Premium will be received.  We assume each policy that is part of a new Block Purchase will receive first-year Premium equal to its 7-Pay limit as defined in Code Section 7702A.  After the first policy year, we will know the actual amount of Premium we received for each policy in a Block Purchase and this amount will be used in the calculation of aggregate Premium when subsequent Block Purchases are made.  So, for calculating aggregate Premium to determine charge bands, the actual first-year Premium received on previous Block Purchases is used.   However, for Block Purchases where the actual first-year Premium is not yet determinable, we make the assumption that the amount received will equal the 7-Pay limit.

Immediately after the new paragraph listed above, we added the following sub-heading.

How Aggregate Premium is Determined on the Initial Block Purchase and Subsequent Block Purchases

The last sentence of the third paragraph has been revised into two sentences as follows.

When a policy is issued as a Modified Endowment Contract ("MEC") we will only include the aggregate Premium received up to the 7-pay limit, plus Premium that is part of a Section 1035 exchange. This means we do not include any Premium exceeding the Code limits that allow a policy to be treated as a non-MEC life insurance policy.

The following additional sentence has been added to the fourth (now the fifth) paragraph describing a situation where premium received exceeds the Code Section 7702A limit.

Using the same example, if we received $200,000 of actual first-year Premium, then the aggregate Premium used in determining the band applicable to subsequent Block Purchases would be $150,000, since this is the Code Section 7702A limit that allows the policy to be treated as a non-MEC life insurance policy.

12.	The Partial Surrender subsection of the Surrender section – In the last paragraph you specify that a partial surrender will be paid within 30 days. Is this correct?

This is not correct and we have modified the first sentence of the last paragraph of the Partial Surrenders subsection of the Surrenders section of the prospectus.

A partial surrender will be processed within seven days of the date we receive your written partial surrender request on a form acceptable to us at our Home Office.

13.	Appendix C – Check the written out equation and the numbers. Consider additional examples or "break-out" the charges in the table with an example of each charge blending.

We have modified the Appendix C consistent with this comment.

14.	All Other Items – Include financials, required exhibits not previously provided, and any necessary modifications to the Part C of the Registration Statement.

We updated the legal proceedings in the prospectus, financial statements are included in the filing, and we have included the required exhibits.

Finally, we acknowledge the following:

▪
should the Securities and Exchange Commission (the "Commission") or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

▪
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Nationwide from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

▪	Nationwide may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely yours,

/s/ TIMOTHY D. CRAWFORD

Timothy D. Crawford
AVP, Associate General Counsel
Office of General Counsel
Nationwide Life Insurance Company